Commitments and Contingencies (Tables) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
Dec. 31, 2023
Schedule representing maturities of the operating lease liability

Year Ending December 31:	Amount
2024	$418,870
2025	364,701
2026	377,100
2027	281,442
Total Lease Payments	1,442,113
Less: Interest	(116,329)
Present value of lease liabilities	$1,325,784

Summary of weighted average remaining lease terms and interest rates

Lease Term and Discount Rate	2023
Weighted Average Remaining Lease Term (years)
Operating leases	3.56
Weighted Average Discount Rate
Operating leases	4.60%